Leases (Details) - Schedule of operating lease costs - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Schedule of operating lease costs [Abstract]
Operating lease cost	$ 3,923	$ 2,449
Variable lease cost	1,955	1,937
Short-term lease cost	114	101
Total lease costs	$ 5,992	$ 4,487